Cover	Jan. 28, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2026
Entity File Number	001-42164
Entity Registrant Name	SIM Acquisition Corp. I
Entity Central Index Key	0002014982
Entity Tax Identification Number	35-2838851
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3835 PGA Boulevard
Entity Address, Address Line Two	Suite 109
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33410
City Area Code	786
Local Phone Number	753 9305
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	SIMAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SIMA
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	SIMAW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	16690 Collins Ave
Entity Address, Address Line Two	Suite 1001
Entity Address, City or Town	Sunny Isles Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33160